Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Columbia Integrated Small Cap Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Integrated Small Cap Growth Fund
Class Name	Class A
Trading Symbol	ISGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Integrated Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 132	1.21%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials, industrials, materials, consumer staples and information technology sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the financials and consumer discretionary sectors and a smaller allocation to the health
care sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Credo Technology Group, a connectivity solutions and data infrastructure provider; Dave, Inc., a provider of digital banking services; Hims & Hers Health, a telehealth consultation platform; Rush Street Interactive, an online gaming site operator; and defense contractor Kratos Defense & Security Systems, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the communication services, energy and health care sectors hurt the Fund’s results during the annual period.
Allocations
| Smaller weightings in the industrials, information technology and materials sectors and a larger allocation to the communication services sector detracted.
Individual holdings
| Fund positions in Inspire Medical Systems, developer of sleep apnea solutions;Biopharmaceutical company Viking Therapeutics; Sprouts Farmers Market, operator of healthy grocery stores; quantum computing firm IonQ, Inc.; and consulting and implementation services firm ICF International, were among the top detractors from Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a),(b)	18.73	10.60	8.26
Class A (including sales charges) (a),(b)	11.92	9.29	7.62
Russell 2000 ® Growth Index	10.48	7.07	8.75
Russell 3000 ® Index	15.84	14.11	13.98
(a)
The returns shown for periods prior to May 31, 2017 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Class A shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 24,429,693
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 194,904
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 24,429,693
Total number of portfolio holdings	142
Management services fees (represents 0.85% of Fund average net assets)	$ 194,904
Portfolio turnover for the reporting period	78%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Credo Technology Group Holding Ltd.	2.6%
NEXTracker, Inc., Class A	1.9%
Primoris Services Corp.	1.8%
Vital Farms, Inc.	1.7%
Kratos Defense & Security Solutions, Inc.	1.7%
Dycom Industries, Inc.	1.6%
Legalzoom.com, Inc.	1.7%
Rush Street Interactive, Inc.	1.6%
SPX Technologies, Inc.	1.6%
Warby Parker, Inc., Class A	1.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Credo Technology Group Holding Ltd.	2.6%
NEXTracker, Inc., Class A	1.9%
Primoris Services Corp.	1.8%
Vital Farms, Inc.	1.7%
Kratos Defense & Security Solutions, Inc.	1.7%
Dycom Industries, Inc.	1.6%
Legalzoom.com, Inc.	1.7%
Rush Street Interactive, Inc.	1.6%
SPX Technologies, Inc.	1.6%
Warby Parker, Inc., Class A	1.5%

Columbia Integrated Small Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Integrated Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	ISGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Integrated Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials, industrials, materials, consumer staples and information technology sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the financials and consumer discretionary sectors and a smaller allocation to the health care sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Credo Technology Group, a connectivity solutions and data infrastructure provider; Dave, Inc., a provider of digital banking services; Hims & Hers Health, a telehealth consultation platform; Rush Street Interactive, an online gaming site operator; and defense contractor Kratos Defense & Security Systems, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the communication services, energy and health care sectors hurt the Fund’s results during the annual period.
Allocations
| Smaller weightings in the industrials, information technology and materials sectors and a larger allocation to the communication services sector detracted.
Individual holdings
| Fund positions in Inspire Medical Systems, developer of sleep apnea solutions;Biopharmaceutical company Viking Therapeutics; Sprouts Farmers Market, operator of healthy grocery stores; quantum computing firm IonQ, Inc.; and consulting and implementation services firm ICF International, were among the top detractors from Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	19.06	10.84	8.51
Russell 2000 ® Growth Index	10.48	7.07	8.75
Russell 3000 ® Index	15.84	14.11	13.98
(a)
The returns shown for periods prior to January 26, 2022 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 24,429,693
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 194,904
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 24,429,693
Total number of portfolio holdings	142
Management services fees (represents 0.85% of Fund average net assets)	$ 194,904
Portfolio turnover for the reporting period	78%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The
Fund's
portfolio composition is subject to change.
Top Holdings
Credo Technology Group Holding Ltd.	2.6%
NEXTracker, Inc., Class A	1.9%
Primoris Services Corp.	1.8%
Vital Farms, Inc.	1.7%
Kratos Defense & Security Solutions, Inc.	1.7%
Dycom Industries, Inc.	1.6%
Legalzoom.com, Inc.	1.7%
Rush Street Interactive, Inc.	1.6%
SPX Technologies, Inc.	1.6%
Warby Parker, Inc., Class A	1.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Credo Technology Group Holding Ltd.	2.6%
NEXTracker, Inc., Class A	1.9%
Primoris Services Corp.	1.8%
Vital Farms, Inc.	1.7%
Kratos Defense & Security Solutions, Inc.	1.7%
Dycom Industries, Inc.	1.6%
Legalzoom.com, Inc.	1.7%
Rush Street Interactive, Inc.	1.6%
SPX Technologies, Inc.	1.6%
Warby Parker, Inc., Class A	1.5%